Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000111283
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	9.23%		(8.21%)		3.33%
C000111284
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.91%		(7.92%)		3.16%
C000111287
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	69.88%		8.60%		14.44%
C000111288
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	75.95%		8.92%		14.24%
Without Sales Load [Member] | C000111283
Average Annual Return [Line Items]
Average Annual Return, Percent	14.69%		(7.31%)		3.83%
Without Sales Load [Member] | C000111284
Average Annual Return [Line Items]
Average Annual Return, Percent	13.91%		(7.92%)		3.16%
Without Sales Load [Member] | C000111285
Average Annual Return [Line Items]
Average Annual Return, Percent	15.21%		(6.98%)		4.19%
Without Sales Load [Member] | C000111286
Average Annual Return [Line Items]
Average Annual Return, Percent	14.74%		(7.34%)		3.81%
Without Sales Load [Member] | C000111287
Average Annual Return [Line Items]
Average Annual Return, Percent	78.31%		9.67%		14.99%
Without Sales Load [Member] | C000111288
Average Annual Return [Line Items]
Average Annual Return, Percent	76.95%		8.92%		14.24%
Without Sales Load [Member] | C000111289
Average Annual Return [Line Items]
Average Annual Return, Percent	78.71%		9.96%		15.33%
Without Sales Load [Member] | C000111290
Average Annual Return [Line Items]
Average Annual Return, Percent	78.08%		9.58%		14.93%
Without Sales Load [Member] | C000109813
Average Annual Return [Line Items]
Average Annual Return, Percent	41.18%		6.32%		8.14%
Without Sales Load [Member] | C000109812
Average Annual Return [Line Items]
Average Annual Return, Percent	41.15%		6.22%		8.03%
Without Sales Load [Member] | C000253515
Average Annual Return [Line Items]
Average Annual Return, Percent	40.77%	22.43%
Without Sales Load [Member] | C000167155
Average Annual Return [Line Items]
Average Annual Return, Percent	39.18%		11.08%	9.77%
Without Sales Load [Member] | C000167154
Average Annual Return [Line Items]
Average Annual Return, Percent	39.04%		10.95%	9.66%
Without Sales Load [Member] | C000253516
Average Annual Return [Line Items]
Average Annual Return, Percent	38.75%	25.32%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	44.41%		5.75%		10.98%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	44.41%		5.75%		10.98%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	44.41%		5.75%		10.98%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	44.41%		5.75%		10.98%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent	42.64%		4.00%		11.19%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent	42.64%		4.00%		11.19%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent	42.64%		4.00%		11.19%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent	42.64%		4.00%		11.19%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent	41.68%		5.65%		9.31%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent	41.68%		5.65%		9.31%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent	41.68%	25.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%		0.18%		1.67%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%		11.91%		14.75%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Average Annual Return, Percent	24.77%		6.36%		9.36%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%		0.18%		1.67%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%		11.91%		14.75%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Average Annual Return, Percent	24.77%		6.36%		9.36%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%		0.18%		1.67%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%		11.91%		14.75%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Average Annual Return, Percent	24.77%		6.36%		9.36%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%		0.18%		1.67%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%		11.91%		14.75%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Average Annual Return, Percent	24.77%		6.36%		9.36%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%		0.18%		1.67%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%		11.91%		14.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%		0.18%		1.67%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%		11.91%		14.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%		0.18%		1.67%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%		11.91%		14.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%		0.18%		1.67%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%		11.91%		14.75%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar EM Net Return USD Index
Average Annual Return, Percent	44.08%		6.36%		9.43%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar EM Net Return USD Index
Average Annual Return, Percent	44.08%		6.36%		9.43%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar EM Net Return USD Index
Average Annual Return, Percent	44.08%	24.80%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent	41.68%		5.65%	9.74%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar EM Net Return USD Index
Average Annual Return, Percent	44.08%		6.36%	9.94%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent	41.68%		5.65%	9.74%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar EM Net Return USD Index
Average Annual Return, Percent	44.08%		6.36%	9.94%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent	41.68%	25.01%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar EM Net Return USD Index
Average Annual Return, Percent	44.08%	24.80%